RISK MANAGEMENT (Details 4) - CLP ($) $ in Millions		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Net Assets (Liabilities)				$ 6,320,937		$ 632,843
Contingent loans		$ 5,291,615		5,310,136
Credit Risk [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Net Assets (Liabilities)		3,428,757		3,423,712		791,441
Contingent loans		5,291,795		5,310,136		2,292,081
Net Assets (Liabilities) position		8,720,552		8,733,848		3,083,522
Credit Risk [Member] | Current Accounts And Demand Deposits [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities		4,141,667		4,453,191		981,349
Credit Risk [Member] | Transaction In The Course Of Payment [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities		109,496		67,413		26,377
Credit Risk [Member] | Obligations Under Repurchase Agreements [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities		420,920		373,879		43,727
Credit Risk [Member] | Time Deposits And Saving Accounts [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities		10,065,243		11,581,710		3,952,573
Credit Risk [Member] | Derivative Financial Instruments [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities		1,095,154		907,334		253,183
Credit Risk [Member] | Borrowings From Financial Institutions [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities		2,196,130		2,179,870		658,600
Credit Risk [Member] | Debt Issued [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities		5,950,038		5,460,253		1,504,335
Credit Risk [Member] | Other Financial Obligations [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities		17,066		25,563		20,733
Credit Risk [Member] | Current Income Tax Provision [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities		624		1,886		543
Credit Risk [Member] | Deferred Income Taxes [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities		26,354		57,636		67
Credit Risk [Member] | Provisions [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities		117,889		100,048		75,924
Credit Risk [Member] | Other Liabilities [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities		463,435		269,810		52,480
Credit Risk [Member] | Liabilities Directly Associated With Non-Currente Assets Held For Sale [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities				7,032
Credit Risk [Member] | Liabilities [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities		24,604,016		25,485,625		7,569,891
Credit Risk [Member] | United States of America, Dollars
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Net Assets (Liabilities)		(1,142,056)		(1,208,033)		227,372
Contingent loans		455,991		578,432		132,521
Net Assets (Liabilities) position		(686,065)		(629,601)		359,893
Credit Risk [Member] | United States of America, Dollars | Current Accounts And Demand Deposits [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities		432,253		410,288		158,456
Credit Risk [Member] | United States of America, Dollars | Transaction In The Course Of Payment [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities		53,097		28,543		8,114
Credit Risk [Member] | United States of America, Dollars | Obligations Under Repurchase Agreements [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities
Credit Risk [Member] | United States of America, Dollars | Time Deposits And Saving Accounts [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities		1,013,235		1,449,128		572,304
Credit Risk [Member] | United States of America, Dollars | Derivative Financial Instruments [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities		82,231		83,779		48,164
Credit Risk [Member] | United States of America, Dollars | Borrowings From Financial Institutions [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities		1,516,717		1,639,878		658,070
Credit Risk [Member] | United States of America, Dollars | Debt Issued [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities		923,718		1,013,595
Credit Risk [Member] | United States of America, Dollars | Other Financial Obligations [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities
Credit Risk [Member] | United States of America, Dollars | Current Income Tax Provision [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities
Credit Risk [Member] | United States of America, Dollars | Deferred Income Taxes [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities
Credit Risk [Member] | United States of America, Dollars | Provisions [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities		25,772		5,975
Credit Risk [Member] | United States of America, Dollars | Other Liabilities [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities		86,648		54,666		1,049
Credit Risk [Member] | United States of America, Dollars | Liabilities Directly Associated With Non-Currente Assets Held For Sale [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities
Credit Risk [Member] | United States of America, Dollars | Liabilities [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities		4,133,671		4,685,852		1,446,157
Credit Risk [Member] | Euro Member Countries, Euro
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Net Assets (Liabilities)		5,529		(978)		8,218
Contingent loans		3,919		2,972		5,057
Net Assets (Liabilities) position		9,448		1,994		13,275
Credit Risk [Member] | Euro Member Countries, Euro | Current Accounts And Demand Deposits [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities		6,076		7,571		3,092
Credit Risk [Member] | Euro Member Countries, Euro | Transaction In The Course Of Payment [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities				917		108
Credit Risk [Member] | Euro Member Countries, Euro | Obligations Under Repurchase Agreements [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities
Credit Risk [Member] | Euro Member Countries, Euro | Time Deposits And Saving Accounts [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities		6,429		244
Credit Risk [Member] | Euro Member Countries, Euro | Derivative Financial Instruments [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities
Credit Risk [Member] | Euro Member Countries, Euro | Borrowings From Financial Institutions [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities		2,269		400		467
Credit Risk [Member] | Euro Member Countries, Euro | Debt Issued [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities
Credit Risk [Member] | Euro Member Countries, Euro | Other Financial Obligations [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities
Credit Risk [Member] | Euro Member Countries, Euro | Current Income Tax Provision [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities
Credit Risk [Member] | Euro Member Countries, Euro | Deferred Income Taxes [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities
Credit Risk [Member] | Euro Member Countries, Euro | Provisions [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities
Credit Risk [Member] | Euro Member Countries, Euro | Other Liabilities [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities				4,318
Credit Risk [Member] | Euro Member Countries, Euro | Liabilities Directly Associated With Non-Currente Assets Held For Sale [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities
Credit Risk [Member] | Euro Member Countries, Euro | Liabilities [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities		14,774		13,450		3,667
Credit Risk [Member] | Japan, Yen
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Net Assets (Liabilities)		(4,851)		(13)
Contingent loans		3,537		431		11
Net Assets (Liabilities) position		(1,314)		418		11
Credit Risk [Member] | Japan, Yen | Current Accounts And Demand Deposits [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities				2
Credit Risk [Member] | Japan, Yen | Transaction In The Course Of Payment [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities
Credit Risk [Member] | Japan, Yen | Obligations Under Repurchase Agreements [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities
Credit Risk [Member] | Japan, Yen | Time Deposits And Saving Accounts [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities
Credit Risk [Member] | Japan, Yen | Derivative Financial Instruments [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities
Credit Risk [Member] | Japan, Yen | Borrowings From Financial Institutions [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities		4,869		39		52
Credit Risk [Member] | Japan, Yen | Debt Issued [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities
Credit Risk [Member] | Japan, Yen | Other Financial Obligations [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities
Credit Risk [Member] | Japan, Yen | Current Income Tax Provision [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities
Credit Risk [Member] | Japan, Yen | Deferred Income Taxes [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities
Credit Risk [Member] | Japan, Yen | Provisions [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities
Credit Risk [Member] | Japan, Yen | Other Liabilities [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities
Credit Risk [Member] | Japan, Yen | Liabilities Directly Associated With Non-Currente Assets Held For Sale [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities
Credit Risk [Member] | Japan, Yen | Liabilities [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities		4,869		41		52
Credit Risk [Member] | United Kingdom, Pounds
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Net Assets (Liabilities)		110		(131)		6
Contingent loans						719
Net Assets (Liabilities) position		110		(131)		725
Credit Risk [Member] | United Kingdom, Pounds | Current Accounts And Demand Deposits [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities		8		98		13
Credit Risk [Member] | United Kingdom, Pounds | Transaction In The Course Of Payment [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities				108
Credit Risk [Member] | United Kingdom, Pounds | Obligations Under Repurchase Agreements [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities
Credit Risk [Member] | United Kingdom, Pounds | Time Deposits And Saving Accounts [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities
Credit Risk [Member] | United Kingdom, Pounds | Derivative Financial Instruments [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities
Credit Risk [Member] | United Kingdom, Pounds | Borrowings From Financial Institutions [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities
Credit Risk [Member] | United Kingdom, Pounds | Debt Issued [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities
Credit Risk [Member] | United Kingdom, Pounds | Other Financial Obligations [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities
Credit Risk [Member] | United Kingdom, Pounds | Current Income Tax Provision [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities
Credit Risk [Member] | United Kingdom, Pounds | Deferred Income Taxes [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities
Credit Risk [Member] | United Kingdom, Pounds | Provisions [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities
Credit Risk [Member] | United Kingdom, Pounds | Other Liabilities [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities
Credit Risk [Member] | United Kingdom, Pounds | Liabilities Directly Associated With Non-Currente Assets Held For Sale [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities
Credit Risk [Member] | United Kingdom, Pounds | Liabilities [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities		8		206		13
Credit Risk [Member] | COP
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Net Assets (Liabilities)		638,475		726,973
Contingent loans		1,015,275		948,343
Net Assets (Liabilities) position		1,653,750		1,675,316
Credit Risk [Member] | COP | Current Accounts And Demand Deposits [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities		1,742,508		2,121,456
Credit Risk [Member] | COP | Transaction In The Course Of Payment [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities				3
Credit Risk [Member] | COP | Obligations Under Repurchase Agreements [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities		376,656		368,409
Credit Risk [Member] | COP | Time Deposits And Saving Accounts [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities		2,196,671		2,691,969
Credit Risk [Member] | COP | Derivative Financial Instruments [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities		59,130		52,903
Credit Risk [Member] | COP | Borrowings From Financial Institutions [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities		650,987		539,734
Credit Risk [Member] | COP | Debt Issued [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities		465,476		585,600
Credit Risk [Member] | COP | Other Financial Obligations [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities		811		2,265
Credit Risk [Member] | COP | Current Income Tax Provision [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities				1,411
Credit Risk [Member] | COP | Deferred Income Taxes [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities		26,301		57,607
Credit Risk [Member] | COP | Provisions [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities		56,851		37,625
Credit Risk [Member] | COP | Other Liabilities [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities		63,675		65,343
Credit Risk [Member] | COP | Liabilities Directly Associated With Non-Currente Assets Held For Sale [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities
Credit Risk [Member] | COP | Liabilities [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities		5,639,066		6,524,325
Credit Risk [Member] | FX
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Net Assets (Liabilities)		251		427		15
Contingent loans
Net Assets (Liabilities) position		251		427		15
Credit Risk [Member] | FX | Current Accounts And Demand Deposits [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities		44		31		11
Credit Risk [Member] | FX | Transaction In The Course Of Payment [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities				313
Credit Risk [Member] | FX | Obligations Under Repurchase Agreements [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities
Credit Risk [Member] | FX | Time Deposits And Saving Accounts [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities
Credit Risk [Member] | FX | Derivative Financial Instruments [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities
Credit Risk [Member] | FX | Borrowings From Financial Institutions [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities		587		9		11
Credit Risk [Member] | FX | Debt Issued [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities
Credit Risk [Member] | FX | Other Financial Obligations [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities
Credit Risk [Member] | FX | Current Income Tax Provision [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities
Credit Risk [Member] | FX | Deferred Income Taxes [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities
Credit Risk [Member] | FX | Provisions [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities
Credit Risk [Member] | FX | Other Liabilities [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities						16
Credit Risk [Member] | FX | Liabilities Directly Associated With Non-Currente Assets Held For Sale [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities
Credit Risk [Member] | FX | Liabilities [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities		631		353		38
Credit Risk [Member] | CLF
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Net Assets (Liabilities)		4,299,535		3,020,864		908,803
Contingent loans
Net Assets (Liabilities) position		4,299,535		3,020,864		908,803
Credit Risk [Member] | CLF | Current Accounts And Demand Deposits [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities		7,803		8,490
Credit Risk [Member] | CLF | Transaction In The Course Of Payment [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities
Credit Risk [Member] | CLF | Obligations Under Repurchase Agreements [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities
Credit Risk [Member] | CLF | Time Deposits And Saving Accounts [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities		814,336		1,314,902		1,200,423
Credit Risk [Member] | CLF | Derivative Financial Instruments [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities		84,530		95,381		51,883
Credit Risk [Member] | CLF | Borrowings From Financial Institutions [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities		21,958
Credit Risk [Member] | CLF | Debt Issued [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities		3,381,318		3,610,708		1,473,174
Credit Risk [Member] | CLF | Other Financial Obligations [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities						7,722
Credit Risk [Member] | CLF | Current Income Tax Provision [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities
Credit Risk [Member] | CLF | Deferred Income Taxes [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities
Credit Risk [Member] | CLF | Provisions [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities
Credit Risk [Member] | CLF | Other Liabilities [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities		166,867
Credit Risk [Member] | CLF | Liabilities Directly Associated With Non-Currente Assets Held For Sale [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities
Credit Risk [Member] | CLF | Liabilities [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities		4,476,812		5,029,481		2,733,202
Credit Risk [Member] | CLP
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Net Assets (Liabilities)		(383,906)		866,036		(369,842)
Contingent loans		3,813,073		3,779,958		2,153,773
Net Assets (Liabilities) position		3,429,167		4,645,994		1,783,931
Credit Risk [Member] | CLP | Current Accounts And Demand Deposits [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities		1,952,975		1,905,255		819,777
Credit Risk [Member] | CLP | Transaction In The Course Of Payment [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities		56,399		37,529		18,155
Credit Risk [Member] | CLP | Obligations Under Repurchase Agreements [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities		44,264		5,470		43,727
Credit Risk [Member] | CLP | Time Deposits And Saving Accounts [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities		6,034,571		6,125,462		2,179,846
Credit Risk [Member] | CLP | Derivative Financial Instruments [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities		869,263		675,271		153,136
Credit Risk [Member] | CLP | Borrowings From Financial Institutions [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities		(1,257)		(190)
Credit Risk [Member] | CLP | Debt Issued [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities		1,179,526		250,350		31,161
Credit Risk [Member] | CLP | Other Financial Obligations [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities		16,255		23,298		13,011
Credit Risk [Member] | CLP | Current Income Tax Provision [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities		624		475		543
Credit Risk [Member] | CLP | Deferred Income Taxes [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities		53		29		67
Credit Risk [Member] | CLP | Provisions [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities		35,266		56,448		75,924
Credit Risk [Member] | CLP | Other Liabilities [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities		145,598		145,483		51,415
Credit Risk [Member] | CLP | Liabilities Directly Associated With Non-Currente Assets Held For Sale [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities				7,032
Credit Risk [Member] | CLP | Liabilities [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities		10,333,537		9,231,912		3,386,762
Credit Risk [Member] | Exchange Rate [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Net Assets (Liabilities)	[1]	15,670		18,567		16,869
Contingent loans	[1]
Net Assets (Liabilities) position	[1]	15,670		18,567		16,869
Credit Risk [Member] | Exchange Rate [Member] | Current Accounts And Demand Deposits [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities
Credit Risk [Member] | Exchange Rate [Member] | Transaction In The Course Of Payment [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities
Credit Risk [Member] | Exchange Rate [Member] | Obligations Under Repurchase Agreements [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities
Credit Risk [Member] | Exchange Rate [Member] | Time Deposits And Saving Accounts [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities		1	[1]	5	[1]
Credit Risk [Member] | Exchange Rate [Member] | Derivative Financial Instruments [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities
Credit Risk [Member] | Exchange Rate [Member] | Borrowings From Financial Institutions [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities
Credit Risk [Member] | Exchange Rate [Member] | Debt Issued [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities
Credit Risk [Member] | Exchange Rate [Member] | Other Financial Obligations [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities
Credit Risk [Member] | Exchange Rate [Member] | Current Income Tax Provision [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities
Credit Risk [Member] | Exchange Rate [Member] | Deferred Income Taxes [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities
Credit Risk [Member] | Exchange Rate [Member] | Provisions [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities
Credit Risk [Member] | Exchange Rate [Member] | Other Liabilities [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities		647
Credit Risk [Member] | Exchange Rate [Member] | Liabilities Directly Associated With Non-Currente Assets Held For Sale [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities
Credit Risk [Member] | Exchange Rate [Member] | Liabilities [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial liabilities		648		5
Credit Risk [Member] | Cash And Deposits In Banks [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets		964,030		1,487,137		477,809
Credit Risk [Member] | Cash And Deposits In Banks [Member] | United States of America, Dollars
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets		377,014		450,282		174,423
Credit Risk [Member] | Cash And Deposits In Banks [Member] | Euro Member Countries, Euro
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets		10,340		11,255		3,505
Credit Risk [Member] | Cash And Deposits In Banks [Member] | Japan, Yen
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets		16		28
Credit Risk [Member] | Cash And Deposits In Banks [Member] | United Kingdom, Pounds
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets		38		75		19
Credit Risk [Member] | Cash And Deposits In Banks [Member] | COP
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets		354,751		670,955
Credit Risk [Member] | Cash And Deposits In Banks [Member] | FX
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets		834		780		35
Credit Risk [Member] | Cash And Deposits In Banks [Member] | CLF
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets
Credit Risk [Member] | Cash And Deposits In Banks [Member] | CLP
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets		221,037		353,762		299,827
Credit Risk [Member] | Cash And Deposits In Banks [Member] | Exchange Rate [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets
Credit Risk [Member] | Cash In The Process Of Collection [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets		157,017		145,769		62,095
Credit Risk [Member] | Cash In The Process Of Collection [Member] | United States of America, Dollars
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets		22,202		40,289		22,777
Credit Risk [Member] | Cash In The Process Of Collection [Member] | Euro Member Countries, Euro
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets		9,286		842		700
Credit Risk [Member] | Cash In The Process Of Collection [Member] | Japan, Yen
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets
Credit Risk [Member] | Cash In The Process Of Collection [Member] | United Kingdom, Pounds
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets
Credit Risk [Member] | Cash In The Process Of Collection [Member] | COP
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets		1,067		3,216
Credit Risk [Member] | Cash In The Process Of Collection [Member] | FX
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets		48				18
Credit Risk [Member] | Cash In The Process Of Collection [Member] | CLF
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets
Credit Risk [Member] | Cash In The Process Of Collection [Member] | CLP
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets		124,414		101,422		38,600
Credit Risk [Member] | Cash In The Process Of Collection [Member] | Exchange Rate [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets
Credit Risk [Member] | Trading Portfolio Financial Assets [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets		415,061		632,557		17,765
Credit Risk [Member] | Trading Portfolio Financial Assets [Member] | United States of America, Dollars
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets
Credit Risk [Member] | Trading Portfolio Financial Assets [Member] | Euro Member Countries, Euro
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets
Credit Risk [Member] | Trading Portfolio Financial Assets [Member] | Japan, Yen
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets
Credit Risk [Member] | Trading Portfolio Financial Assets [Member] | United Kingdom, Pounds
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets
Credit Risk [Member] | Trading Portfolio Financial Assets [Member] | COP
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets		389,409		567,850
Credit Risk [Member] | Trading Portfolio Financial Assets [Member] | FX
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets
Credit Risk [Member] | Trading Portfolio Financial Assets [Member] | CLF
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets				10,603		2,678
Credit Risk [Member] | Trading Portfolio Financial Assets [Member] | CLP
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets		25,652		54,104		15,087
Credit Risk [Member] | Trading Portfolio Financial Assets [Member] | Exchange Rate [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets
Credit Risk [Member] | Investments Under Agreements To Resell [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets		28,524		170,242		10,293
Credit Risk [Member] | Investments Under Agreements To Resell [Member] | United States of America, Dollars
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets		218
Credit Risk [Member] | Investments Under Agreements To Resell [Member] | Euro Member Countries, Euro
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets
Credit Risk [Member] | Investments Under Agreements To Resell [Member] | Japan, Yen
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets
Credit Risk [Member] | Investments Under Agreements To Resell [Member] | United Kingdom, Pounds
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets
Credit Risk [Member] | Investments Under Agreements To Resell [Member] | COP
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets		26,232		136,422
Credit Risk [Member] | Investments Under Agreements To Resell [Member] | FX
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets
Credit Risk [Member] | Investments Under Agreements To Resell [Member] | CLF
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets
Credit Risk [Member] | Investments Under Agreements To Resell [Member] | CLP
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets		2,074		33,820		10,293
Credit Risk [Member] | Investments Under Agreements To Resell [Member] | Exchange Rate [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets
Credit Risk [Member] | Derivative Financial Instruments [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets		1,248,775		1,102,769		227,984
Credit Risk [Member] | Derivative Financial Instruments [Member] | United States of America, Dollars
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets		119,997		121,377		61,102
Credit Risk [Member] | Derivative Financial Instruments [Member] | Euro Member Countries, Euro
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets
Credit Risk [Member] | Derivative Financial Instruments [Member] | Japan, Yen
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets
Credit Risk [Member] | Derivative Financial Instruments [Member] | United Kingdom, Pounds
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets
Credit Risk [Member] | Derivative Financial Instruments [Member] | COP
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets		90,773		92,635
Credit Risk [Member] | Derivative Financial Instruments [Member] | FX
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets
Credit Risk [Member] | Derivative Financial Instruments [Member] | CLF
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets		70,174		63,946		36,695
Credit Risk [Member] | Derivative Financial Instruments [Member] | CLP
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets		967,831		824,811		130,187
Credit Risk [Member] | Derivative Financial Instruments [Member] | Exchange Rate [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets
Credit Risk [Member] | Loans And Receivables From Banks, Net [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets		70,077		150,568		99,398
Credit Risk [Member] | Loans And Receivables From Banks, Net [Member] | United States of America, Dollars
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets		35,287		91,261		99,158
Credit Risk [Member] | Loans And Receivables From Banks, Net [Member] | Euro Member Countries, Euro
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets
Credit Risk [Member] | Loans And Receivables From Banks, Net [Member] | Japan, Yen
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets
Credit Risk [Member] | Loans And Receivables From Banks, Net [Member] | United Kingdom, Pounds
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets
Credit Risk [Member] | Loans And Receivables From Banks, Net [Member] | COP
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets		862		59,310
Credit Risk [Member] | Loans And Receivables From Banks, Net [Member] | FX
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets
Credit Risk [Member] | Loans And Receivables From Banks, Net [Member] | CLF
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets
Credit Risk [Member] | Loans And Receivables From Banks, Net [Member] | CLP
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets		33,928		(3)		240
Credit Risk [Member] | Loans And Receivables From Banks, Net [Member] | Exchange Rate [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets
Credit Risk [Member] | Loans And Receivables From Customers, Net [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets		19,764,078		20,444,648		6,705,492
Credit Risk [Member] | Loans And Receivables From Customers, Net [Member] | United States of America, Dollars
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets		2,204,036		2,458,017		1,241,249
Credit Risk [Member] | Loans And Receivables From Customers, Net [Member] | Euro Member Countries, Euro
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets						7,675
Credit Risk [Member] | Loans And Receivables From Customers, Net [Member] | Japan, Yen
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets						52
Credit Risk [Member] | Loans And Receivables From Customers, Net [Member] | United Kingdom, Pounds
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets
Credit Risk [Member] | Loans And Receivables From Customers, Net [Member] | COP
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets		4,234,024		4,773,065
Credit Risk [Member] | Loans And Receivables From Customers, Net [Member] | FX
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets
Credit Risk [Member] | Loans And Receivables From Customers, Net [Member] | CLF
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets		7,693,789		7,508,358		3,312,378
Credit Risk [Member] | Loans And Receivables From Customers, Net [Member] | CLP
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets		5,625,571		5,697,061		2,127,269
Credit Risk [Member] | Loans And Receivables From Customers, Net [Member] | Exchange Rate [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets	[1]	6,658		8,147		16,869
Credit Risk [Member] | Financial Investments Available-For-Sale [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets		2,663,478		2,074,077		514,985
Credit Risk [Member] | Financial Investments Available-For-Sale [Member] | United States of America, Dollars
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets		14,053		28,724
Credit Risk [Member] | Financial Investments Available-For-Sale [Member] | Euro Member Countries, Euro
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets
Credit Risk [Member] | Financial Investments Available-For-Sale [Member] | Japan, Yen
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets
Credit Risk [Member] | Financial Investments Available-For-Sale [Member] | United Kingdom, Pounds
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets
Credit Risk [Member] | Financial Investments Available-For-Sale [Member] | COP
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets		725,568		447,126
Credit Risk [Member] | Financial Investments Available-For-Sale [Member] | FX
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets
Credit Risk [Member] | Financial Investments Available-For-Sale [Member] | CLF
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets		999,540		461,067		290,254
Credit Risk [Member] | Financial Investments Available-For-Sale [Member] | CLP
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets		914,657		1,126,737		224,731
Credit Risk [Member] | Financial Investments Available-For-Sale [Member] | Exchange Rate [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets		9,660	[1]	10,423	[1]
Credit Risk [Member] | Held To Maturity Investments [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets		202,030		226,433
Credit Risk [Member] | Held To Maturity Investments [Member] | United States of America, Dollars
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets		95,652		94,258
Credit Risk [Member] | Held To Maturity Investments [Member] | Euro Member Countries, Euro
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets
Credit Risk [Member] | Held To Maturity Investments [Member] | Japan, Yen
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets
Credit Risk [Member] | Held To Maturity Investments [Member] | United Kingdom, Pounds
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets
Credit Risk [Member] | Held To Maturity Investments [Member] | COP
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets		106,378		132,164
Credit Risk [Member] | Held To Maturity Investments [Member] | FX
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets
Credit Risk [Member] | Held To Maturity Investments [Member] | CLF
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets
Credit Risk [Member] | Held To Maturity Investments [Member] | CLP
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets				11
Credit Risk [Member] | Held To Maturity Investments [Member] | Exchange Rate [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets
Credit Risk [Member] | Intangible Assets [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets		1,562,654		1,614,475		51,809
Credit Risk [Member] | Intangible Assets [Member] | United States of America, Dollars
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets		1,422		76
Credit Risk [Member] | Intangible Assets [Member] | Euro Member Countries, Euro
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets
Credit Risk [Member] | Intangible Assets [Member] | Japan, Yen
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets
Credit Risk [Member] | Intangible Assets [Member] | United Kingdom, Pounds
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets
Credit Risk [Member] | Intangible Assets [Member] | COP
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets		183,712		211,021
Credit Risk [Member] | Intangible Assets [Member] | FX
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets
Credit Risk [Member] | Intangible Assets [Member] | CLF
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets
Credit Risk [Member] | Intangible Assets [Member] | CLP
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets		1,377,520		1,403,378		51,809
Credit Risk [Member] | Intangible Assets [Member] | Exchange Rate [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets
Credit Risk [Member] | Property, Plant And Equipment, Net [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets		130,579		121,043		33,970
Credit Risk [Member] | Property, Plant And Equipment, Net [Member] | United States of America, Dollars
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets		1,043		1,227
Credit Risk [Member] | Property, Plant And Equipment, Net [Member] | Euro Member Countries, Euro
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets
Credit Risk [Member] | Property, Plant And Equipment, Net [Member] | Japan, Yen
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets
Credit Risk [Member] | Property, Plant And Equipment, Net [Member] | United Kingdom, Pounds
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets
Credit Risk [Member] | Property, Plant And Equipment, Net [Member] | COP
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets		48,098		38,921
Credit Risk [Member] | Property, Plant And Equipment, Net [Member] | FX
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets
Credit Risk [Member] | Property, Plant And Equipment, Net [Member] | CLF
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets
Credit Risk [Member] | Property, Plant And Equipment, Net [Member] | CLP
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets		81,438		80,895		33,970
Credit Risk [Member] | Property, Plant And Equipment, Net [Member] | Exchange Rate [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets
Credit Risk [Member] | Current Income Taxes [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets		238,452		164,296		8,275
Credit Risk [Member] | Current Income Taxes [Member] | United States of America, Dollars
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets				770
Credit Risk [Member] | Current Income Taxes [Member] | Euro Member Countries, Euro
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets
Credit Risk [Member] | Current Income Taxes [Member] | Japan, Yen
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets
Credit Risk [Member] | Current Income Taxes [Member] | United Kingdom, Pounds
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets
Credit Risk [Member] | Current Income Taxes [Member] | COP
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets		36,359		25,354
Credit Risk [Member] | Current Income Taxes [Member] | FX
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets
Credit Risk [Member] | Current Income Taxes [Member] | CLF
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets
Credit Risk [Member] | Current Income Taxes [Member] | CLP
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets		202,093		138,172		8,275
Credit Risk [Member] | Current Income Taxes [Member] | Exchange Rate [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets
Credit Risk [Member] | Deferred Income Taxes [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets		140,685		110,765		13,930
Credit Risk [Member] | Deferred Income Taxes [Member] | United States of America, Dollars
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets		24,885		23,340
Credit Risk [Member] | Deferred Income Taxes [Member] | Euro Member Countries, Euro
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets
Credit Risk [Member] | Deferred Income Taxes [Member] | Japan, Yen
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets
Credit Risk [Member] | Deferred Income Taxes [Member] | United Kingdom, Pounds
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets
Credit Risk [Member] | Deferred Income Taxes [Member] | COP
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets				26
Credit Risk [Member] | Deferred Income Taxes [Member] | FX
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets
Credit Risk [Member] | Deferred Income Taxes [Member] | CLF
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets
Credit Risk [Member] | Deferred Income Taxes [Member] | CLP
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets		115,800		87,399		13,930
Credit Risk [Member] | Deferred Income Taxes [Member] | Exchange Rate [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets
Credit Risk [Member] | Other Assets [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets		429,025		427,394		135,742
Credit Risk [Member] | Other Assets [Member] | United States of America, Dollars
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets		95,806		168,198		74,820
Credit Risk [Member] | Other Assets [Member] | Euro Member Countries, Euro
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets		677		375		5	[1]
Credit Risk [Member] | Other Assets [Member] | Japan, Yen
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets		2
Credit Risk [Member] | Other Assets [Member] | United Kingdom, Pounds
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets		80
Credit Risk [Member] | Other Assets [Member] | COP
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets		80,308		93,233
Credit Risk [Member] | Other Assets [Member] | FX
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets
Credit Risk [Member] | Other Assets [Member] | CLF
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets		12,844		6,371
Credit Risk [Member] | Other Assets [Member] | CLP
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets		239,308		159,215		60,917
Credit Risk [Member] | Other Assets [Member] | Exchange Rate [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets				2	[1]
Credit Risk [Member] | Non-Current Assets Held For Sale [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets		18,308		37,164		1,785
Credit Risk [Member] | Non-Current Assets Held For Sale [Member] | United States of America, Dollars
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets
Credit Risk [Member] | Non-Current Assets Held For Sale [Member] | Euro Member Countries, Euro
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets
Credit Risk [Member] | Non-Current Assets Held For Sale [Member] | Japan, Yen
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets
Credit Risk [Member] | Non-Current Assets Held For Sale [Member] | United Kingdom, Pounds
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets
Credit Risk [Member] | Non-Current Assets Held For Sale [Member] | COP
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets
Credit Risk [Member] | Non-Current Assets Held For Sale [Member] | FX
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets
Credit Risk [Member] | Non-Current Assets Held For Sale [Member] | CLF
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets
Credit Risk [Member] | Non-Current Assets Held For Sale [Member] | CLP
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets		18,308		37,164		1,785
Credit Risk [Member] | Non-Current Assets Held For Sale [Member] | Exchange Rate [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets
Credit Risk [Member] | Assets [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets		28,032,773		28,909,337		8,361,332
Credit Risk [Member] | Assets [Member] | United States of America, Dollars
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets		2,991,615		3,477,819		1,673,529
Credit Risk [Member] | Assets [Member] | Euro Member Countries, Euro
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets		20,303		12,472		11,885
Credit Risk [Member] | Assets [Member] | Japan, Yen
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets		18		28		52
Credit Risk [Member] | Assets [Member] | United Kingdom, Pounds
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets		118		75		19
Credit Risk [Member] | Assets [Member] | COP
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets		6,277,541		7,251,298
Credit Risk [Member] | Assets [Member] | FX
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets		882		780		53
Credit Risk [Member] | Assets [Member] | CLF
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets		8,776,347		8,050,345		3,642,005
Credit Risk [Member] | Assets [Member] | CLP
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets		9,949,631		10,097,948		3,016,920
Credit Risk [Member] | Assets [Member] | Exchange Rate [Member]
QuantitativeDisclosureFromCurrencyRiskLineItems [Line Items]
Financial assets		$ 16,318	[1]	$ 18,572		$ 16,869	[1]

[1]	Exchange rate.